Equity Method Investments - RasGas 3 Joint Venture - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Vessel	Dec. 31, 2007 Vessel	Dec. 31, 2013	Jan. 31, 2012
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
Investment and advance in Joint Ventures	$ 891,478,000		$ 671,789,000
RasGas 3 [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	40.00%
Number of vessels	4
Investment and advance in Joint Ventures	141,900,000
Excelsior [Member]
Schedule of Equity Method Investments [Line Items]
Investment and advance in Joint Ventures	67,700,000
Guarantee liability	29,400,000
Angola LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%			33.00%
Number of vessels	4	4
Investment and advance in Joint Ventures	50,900,000
Guarantee liability	255,700,000
Carrying value of guarantee liability	1,500,000
Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment and advance in Joint Ventures	$ 96,000,000